INTANGIBLE ASSETS - Net Amounts (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about intangible assets [line items]
Net intangible assets	$ 15,765	$ 14,521
Cost
Disclosure of detailed information about intangible assets [line items]
Net intangible assets	19,935	17,739	$ 18,622
Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Net intangible assets	$ (4,170)	$ (3,218)	$ (2,777)